INCOME TAX AND DEFERRED TAX ASSETS - Income taxes paid (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
(Loss) income before income tax
(Loss) income before income tax, foreign	$ (1,150,766)	$ 154,412
Income tax expenses
Current tax - Japan	929
Deferred tax - Japan	1,480
Total income tax	2,409
UK
(Loss) income before income tax
(Loss) income before income tax, foreign	(91,080)	(243,362)
Japan
(Loss) income before income tax
(Loss) income before income tax, foreign	9,190
Other foreign jurisdictions
(Loss) income before income tax
(Loss) income before income tax, foreign	$ (1,068,876)	$ 397,774